Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2017
Connected Transactions With Unicom Group And Its Subsidiaries [Member]
Summary of Transactions Between Related Parties

The following is a summary of significant recurring transactions carried out by the Group with Unicom Group and its subsidiaries. In the directors’ opinion, these transactions were carried out in the ordinary course of business.

	Note	2015	2016	2017
Transactions with Unicom Group and its subsidiaries:
Charges for value-added telecommunications services	(i), (ii)	62	42	30
Rental charges for property leasing	(i), (iii)	929	1,050	1,017
Charges for lease of telecommunications resources	(i), (iv)	283	281	270
Charges for engineering design and construction services	(i), (v)	5,018	4,487	2,411
Charges for shared services	(i), (vi)	107	104	83
Charges for materials procurement services	(i), (vii)	125	88	60
Charges for ancillary telecommunications services	(i), (viii)	2,504	2,541	2,699
Charges for comprehensive support services	(i), (ix)	1,455	1,690	1,274
Income from comprehensive support services	(i), (ix)	12	51	67
Lending by Finance Company to Unicom Group	(i), (xi)	—	—	700
Repayment of loan lending by Finance Company	(i), (xi)	—	—	500
Interest income from lending services	(i), (xi)	—	—	8
(i)	On November 25, 2016, CUCL entered into the new agreement, “2017-2019 Comprehensive Services Agreement” with Unicom Group to renew certain continuing connected transactions. 2017-2019 Comprehensive Services Agreement has a term of three years commencing on January 1, 2017 and expiring on December 31, 2019, and the service fees payable shall be calculated on the same basis as under previous agreement. Annual caps for certain transactions have changed under the new agreement.

(ii)	UNISK (Beijing) Information Technology Corporation Limited (“UNISK”) agreed to provide the mobile subscribers of CUCL with various types of value-added services through its cellular communications network and data platform. The Group retains a portion of the revenue generated from the value-added services provided to the Group’s subscribers (and actually received by the Group) and allocates a portion of such fees to UNISK for settlement, on the condition that such proportion allocated to UNISK does not exceed the average proportion allocated to independent value-added telecommunications content providers who provide value-added telecommunications content to the Group in the same region. The percentage of revenue to be allocated to UNISK by the Group varies depending on the types of value-added service provided to the Group.

(iii)	CUCL and Unicom Group agreed to mutually lease properties and ancillary facilities from each other. Rentals are based on the lower of the market rates and the depreciation costs and taxes. For the year ended December 31, 2017, the rental charge paid by Unicom Group was approximately RMB6.65 million, which was negligible.
(iv)	Unicom Group agreed to lease to CUCL certain international telecommunications resources (including international telecommunications channel gateways, international telecommunications service gateways, international submarine cable capacity, international land cables and international satellite facilities) and certain other telecommunications facilities for its operations. The rental charges for the leasing of international telecommunications resources and other telecommunications facilities are based on the annual depreciation charges of such resources and facilities provided that such charges would not be higher than market rates. For maintenance service to the telecommunications facilities aforementioned, unless otherwise agreed by CUCL and Unicom Group, such maintenance service charges would be borne by CUCL and determined with reference to market rates or a cost-plus basis if there are no market rates.

(v)	Unicom Group agreed to provide engineering design, construction and supervision services and IT services to CUCL. The charges payable by CUCL for the above services are determined with reference to the market price and are settled when the relevant services are provided.

(vi)	Unicom Group and CUCL agreed to provide shared services to each other and would share the costs related to the shared services proportionately in accordance with their respective total assets value with certain adjustments. For the year ended December 31, 2017, the services charges paid by Unicom Group to CUCL was negligible.

(vii)	Unicom Group agreed to provide comprehensive procurement services for imported and domestic telecommunications materials and other domestic non-telecommunications materials to CUCL. Unicom Group has also agreed to provide services on management of tenders, verification of technical specifications, installation, consulting and agency services. In addition, Unicom Group will sell cable, modem and other materials operated by itself to CUCL and will also provide storage and logistics services in relation to the above materials procurement. The charges payable by CUCL to Unicom Group are based on contract values, market rates, government guidance price or cost-plus basis where applicable.

(viii)	Unicom Group agreed to provide ancillary telecommunications services to CUCL. These services include certain telecommunications pre-sale, on-sale and after-sale services such as assembling and repairing of certain telecommunications equipment, sales agency services, printing and invoice delivery services, maintenance of telephone booths, customers acquisitions and servicing and other customers’ service. The charges are based on market rates, government guidance price or cost-plus basis and are settled as and when the relevant services are provided.
(ix)	Unicom Group and CUCL agreed to provide comprehensive support services to each other, including dining services, facilities leasing services (excluding those facilities mentioned in (iv) above), vehicle services, health and medical services, labour services, security services, hotel and conference services, gardening services, decoration and renovation services, sales services, construction agency, equipment maintenance services, market development, technical support services, research and development services, sanitary services, parking services, staff trainings, storage services, advertising services, marketing, property management services, information and communications technology services (including construction and installation services, system integration services, software development, product sales and agent services, operation and maintenance services, and consultation services). The charges are based on market rates, government guidance price or cost-plus basis and are settled as and when the relevant services are provided.

(x)	Unicom Group is the registered proprietor of the “Unicom” trademark in English and the trademark bearing the “Unicom” logo, which are registered at the PRC State Trademark Bureau. Pursuant to an exclusive PRC trademark licence agreement between Unicom Group and the Group, the Group has been granted the right to use these trademarks on a royalty free and renewal basis.

(xi)	Finance Company has agreed to provide financial services to Unicom Group and its subsidiaries, including deposit services, lending and other credit services, and other financial services.

Joint ventures where entity is venturer [member]
Summary of Transactions Between Related Parties
41.4	Related party transactions with a joint venture

(a)	Related party transactions

	Note	2015	2016	2017
Transactions with a joint venture
Unsecured entrusted loans from joint venture	(i)	—	—	100
Repayment of unsecured entrusted loans to joint venture	(i)	—	—	60
Net deposits from joint venture with Finance Company		—	—	12

(i)	On April 24, 2017, the Group borrowed an unsecured entrusted loan from Smart Steps Digital Technology Co., Ltd., a joint venture company of the Group, of RMB50 million with a maturity period of 6 months and interest rate at 3.92% per annum, and was fully repaid in October 2017.

China Tower Corporation Limited [member]
Summary of Transactions Between Related Parties
(a)	Related party transactions

	Note		2015	2016	2017
Transactions with Tower Company:
The Group’s Tower Assets Disposal	(i	)	54,658	—	—
Interest income from Cash Consideration	(i	)	120	809	755
Operating lease and other service charges	(ii	)	2,926	14,887	16,524
Income from engineering design and construction services	(iii	)	50	151	267

(i)	On October 14, 2015, CUCL and Unicom New Horizon entered into a transfer agreement (the “Transfer Agreement,”), amongst China Mobile Communications Company Limited and its related subsidiaries (“China Mobile”), China Telecom Corporation Limited (“China Telecom”), China Reform Holdings Corporation Limited (“CRHC”) and Tower Company. Pursuant to the Transfer Agreement, the Group, China Mobile and China Telecom will sell certain of their telecommunications towers and related assets (“Tower Assets” )to Tower Company in exchange for shares issued by Tower Company and cash consideration. In addition, CRHC will make a cash subscription for shares of Tower Company.

The Tower Assets Disposal was completed on October 31, 2015 (“Completion Date”). The final consideration amount for the Tower Assets Disposal attributed to the Group was determined as RMB54,658 million. Tower Company issued 33,335,836,822 shares (“Consideration Shares”) to CUCL at an issue price of RMB1.00 per share and the balance of the consideration of approximately RMB21,322 million payable in cash (“Cash Consideration”). The outstanding Cash Consideration and related VAT carries interest at 3.92% per annum. The first tranche and remaining Cash Consideration of RMB3,000 million and RMB18,322 million payable by Tower Company were settled in February 2016 and December 2017, respectively. For the year ended December 31, 2017, the interest income arisen from outstanding Cash Consideration and related VAT was approximately RMB755million (2015: approximately RMB120 million; 2016: approximately RMB809 million).

(ii)	At the time the Tower Assets Disposal was completed, CUCL and the Tower Company were in the process of finalizing the terms of lease and service However, to ensure there were no interruptions in the operations of the Group, the Tower Company had undertaken to allow the Group to use the Tower Assets during a transition period, notwithstanding that the terms of the lease and service have not all been finalized, and CUCL paid service charges for the use of the Tower Assets from the Completion Date to the date that formal agreement was entered into. In addition, CUCL also leased other telecommunications towers and related assets from the Tower Company which were previously owned by China Mobile and China Telecom, or constructed by the Tower Company.

On July 8, 2016, CUCL and Tower Company entered into a framework agreement to confirm the pricing and related arrangements in relation to the usage of certain telecommunications towers and related assets (the “Agreement”). The Agreement finalized terms including assets categories, pricing basis for usage charges, and relevant service period etc. Provincial service agreements and detailed lease confirmation for specified towers have been signed subsequently.

In connection with its use of telecommunication towers and related assets, the Group recognized operating lease and other service charges for the year ended December 31, 2017 totalled RMB16,524 million (2015: approximately RMB2,926 million; 2016: approximately RMB14,887 million)

(iii)	The Group provide engineering design and construction services, including system integration and engineering design services to Tower Company.

China United Network Communications Group Company Limited and its subsidiaries [member]
Summary of Transactions Between Related Parties

	Note		2015	2016	2017
Transactions with Unicom Group and its subsidiaries:
Unsecured entrusted loan from Unicom Group	(i	)	1,344	—	5,237
Repayment of unsecured entrusted loan to Unicom Group	(i	)	—	1,344	3,893
Loan from related parties	(ii	)	—	—	435
Interest expenses on unsecured entrusted loan	(i	)	26	33	70
Net deposits/(withdrawal) by Unicom Group and its subsidiaries with/from Finance Company	(iii	)	—	2,397	(112)
Interest expenses on the deposits in Finance Company	(iii	)	—	11	34

(i)	On July 23, 2015, the Group borrowed an unsecured entrusted loan from Unicom Group of RMB1,344 million with a maturity period of 1 year and interest rate at 4.37% per annum, and was fully repaid in July 2016.

On February 27, 2017, the Group borrowed an unsecured entrusted loan from Unicom Group of RMB1,344 million with a maturity period of 1 year and interest rate at 3.92% per annum.

On August 24, 2017, the Group borrowed an unsecured entrusted loan from Unicom Group of RMB3,893 million with a maturity period of 6 months and interest rate at 3.92% per annum, and was fully repaid in October 2017.

(ii)	On December 21, 2017, the Group borrowed an loan from Unicom Group BVI of RMB435 million with a maturity period of 1 year and floating interest rate at 1 year HIBOR plus 1.2%.

(iii)	Finance Company has agreed to provide financial services to Unicom Group and its subsidiaries. For the deposit services, the interest rate for deposits placed by Unicom Group and its subsidiaries will be no more than the maximum interest rate promulgated by the People’s Bank of China for the same type of deposit, the interest rate for the same type of deposit offered to other clients and the applicable interest rate offered by the general commercial banks in PRC for the same type of deposit.